Pioneer Investments

60 State St

Boston, MA 02109

October 3, 2011

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Pioneer Series Trust IV (the “Trust”);

Post-Effective Amendment No. 8 to

Registration Statement on Form N-1A

(File Nos. 333-126384 and 811-21781)

Ladies and Gentlemen:

Attached for filing on behalf of the Trust is Post-Effective Amendment No. 8 to the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 10 under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose of registering shares of Pioneer Multi-Asset Income Fund (the “Fund”) as a new series of the Trust. The Fund currently intends to offer Class A, C and Y shares. The Registration Statement includes (i) the Fund’s Class A, C and Y prospectus, (ii) the Fund’s statement of additional information (“SAI”) and (iii) the Part C.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.

Very truly yours,

/s/ Thomas Reyes

Thomas Reyes

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.

Jeremy B. Kantrowitz, Esq.